UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05150
                                    --------------------------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
      (Address of principal executive offices)             (Zip code)

Jodi B. Levine
383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 272-2889
                                                   --------------------

Date of fiscal year end:   December 31, 2005
                           --------------------------------

Date of reporting period:  January  1, 2005 - June 30, 2005
                           --------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                              CORNERSTONE STRATEGIC
                                VALUE FUND, INC.







                                  JUNE 30, 2005

                This update contains the following two documents:
                      o Letter from the Fund's President
                      o Semi-Annual Report to Shareholders

================================================================================

LETTER FROM THE FUND'S PRESIDENT

                                                                   July 29, 2005

Dear Fellow Shareholders:

Following is the semi-annual report for Cornerstone Strategic Value Fund, Inc., (the "Fund"), for the six months ended June 30, 2005. At the end of the period, the Fund's net assets were $142.2 million and the Net Asset Value per share was $5.84. The share price closed at $7.19. After reflecting the reinvestment of monthly distributions (some of which may be classified as a return-of-capital after year-end) totaling $0.52 per share, the Fund achieved a total investment return at market value of (7.98)% for the six months ended June 30, 2005.

ECONOMIC AND MARKET SUMMARY

Although there were few surprises during the first six months of 2005, the fundamentals of the economy remained healthy while the financial markets were down. The economy posted a solid 3.8% annual growth rate, as measured by Gross Domestic Product, during the first quarter of the year and a 3.4% rate during the second quarter. This is particularly impressive in view of the difficult conditions caused by persistently high crude oil prices and increasing short-term interest rates. Even so, all of the major market indices were down for the first six months of the year. Although concerns about the war in Iraq have receded somewhat, institutional and private investors are now focused on whether economic growth and earnings growth can be sustained if energy prices remain high. The Federal Reserve has continued its policy of raising short-term interest rates by 0.25% at each of its open market committee meetings. The federal-funds rate now stands at 3.25% after the ninth quarter point increase in a row. In its most recent assessment, the Federal Reserve noted that inflationary pressures have stayed elevated, although they are under control. The Federal Reserve has signaled that it will probably continue its policy of tightening short-term rates through the end of the year. Although there has been some improvement in capital spending in corporate America, most companies have continued to stockpile cash, which remains at historically high levels. As always, the financial markets will be looking carefully at future earnings growth and the ability of the economy to sustain strong earnings in the future. Most commentators anticipate modest, single-digit gains in the major market indices through the end of the year.

DISTRIBUTION POLICY

The Fund has continued its policy of regular distributions to shareholders. The Board of Directors and Cornerstone Advisors, Inc. regard this policy as an important feature of the management philosophy of the Fund. It is an important tool for enhancing shareholder value by creating liquidity for individual investors and flexibility in managing their investment in the Fund. We believe that many investors are willing to accept the inherent volatility of an equity portfolio, but would prefer to have a predictable and stable cash flow as well, either to take in cash or to reinvest in shares of the Fund. The Fund's distribution policy is designed to address this issue.

Pursuant to the distribution policy, the Fund pays a substantial, fixed monthly distribution. At the end of each year, each shareholder receives a final determination of the total distribution attributable to income, capital gains, or return-of-capital. The allocation among these categories may vary greatly from year to year depending on portfolio performance. It is important for shareholders to consult their tax advisor on proper recognition of the return-of-capital distributions with regard to the cost basis of their shares.


                                                                               I

LETTER FROM THE FUND'S PRESIDENT (CONCLUDED)

The Fund's investment focus is to generate total investment returns that exceed the amount of the distributions, although there can be no guarantee that this will be achieved. To the extent that the amount of distributions taken in cash exceeds the total net investment returns of the Fund, the assets of the Fund will decline. If the total net investment returns exceed the amount of cash distributions, the assets of the Fund will increase. Either way, the Fund's shareholders have complete flexibility to take their distributions in cash or to reinvest in Fund shares through the Fund's Dividend Reinvestment Plan, and they can change this election as often as they desire. Shareholders may find that recent changes in this Plan make it even more beneficial for them and are encouraged to consider the reinvestment option for their distributions.

OUTLOOK

We believe that the Fund's broadly diversified portfolio continues to be well-positioned to take advantage of the current economic recovery. Through the first six months of the year, the Fund's portfolio contained a significant percentage of small-cap stocks. Many analysts believe that the small-cap sector is nearing the end of its run, and we will be looking for opportunities to reposition this portion of the portfolio into large-cap securities which may be undervalued relative to their small-cap counterparts. Although the small-cap sector has continued to do well in recent months, it has been noted that small-cap companies will be more vulnerable than the large-cap sector to the continued rise in short-term interest rates, which could have a dampening effect on future small-cap performance. The investment manager also attempts to enhance portfolio performance by taking advantage of temporary and occasional pricing inefficiencies in certain securities. In addition to its small-cap component, the Fund continues to hold positions in selected closed-end funds. The availability and magnitude of such opportunities are unpredictable, and therefore, their effect on possible portfolio performance may vary considerably from year to year.

We expect continued strength in the economy and in the prospects for measured growth in the financial markets. The Fund's Board of Directors, its officers, and its Investment Manager realize that the Fund's shareholders have placed their trust in us. We know you have a choice, we appreciate your support, and we look forward to continuing our service to you in the future.

Sincerely,


/s/ Ralph W. Bradshaw

Ralph W. Bradshaw
President


IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS, IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

THIS LETTER FROM THE FUND'S PRESIDENT IS NOT PART OF THE SEMI-ANNUAL REPORT TO SHAREHOLDERS THAT FOLLOWS.


II

================================================================================

                              CORNERSTONE STRATEGIC
                                VALUE FUND, INC.







                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005

================================================================================

CONTENTS


Portfolio Summary                                                              1
Summary Schedule of Investments                                                2
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        5
Statement of Changes in Net Assets                                             6
Financial Highlights                                                           7
Notes to Financial Statements                                                  8
Results of Annual Meeting of Stockholders                                     12
Description of Dividend Reinvestment Plan                                     13
Investment Management Agreement Approval Disclosure                           15
Proxy Voting and Portfolio Holdings Information                               16
Privacy Policy Notice                                                         16
Summary of General Information                                                17
Shareholder Information                                                       17

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Financials                                                               19.5
Consumer Discretionary                                                   14.5
Information Technology                                                   14.5
Healthcare                                                               12.3
Industrials                                                              10.7
Energy                                                                    8.4
Consumer Staples                                                          6.5
Materials                                                                 5.6
Telecommunication Services                                                2.6
Utilities                                                                 2.5
Closed-End Domestic Funds                                                 2.3
Other                                                                     0.6

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
     Holding                        Sector                            Net Assets
--------------------------------------------------------------------------------
 1.  Exxon Mobil Corp.              Energy                                3.2
 2.  General Electric Co.           Industrials                           3.0
 3.  Microsoft Corp.                Information Technology                2.5
 4.  Citigroup Inc.                 Financials                            2.4
 5.  FMC Technologies, Inc.         Energy                                2.1
 6.  EMC Corp.                      Information Technology                2.1
 7.  Wal-Mart Stores Inc.           Consumer Discretionary                2.0
 8.  Pfizer Inc.                    Healthcare                            1.9
 9.  Fairchild Semiconductor
     International, Inc.            Information Technology                1.9
10. Johnson & Johnson               Healthcare                            1.9

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares       Value
-----------------------------------------------------------------------------
EQUITY SECURITIES - 99.65%

 CLOSED-END DOMESTIC FUNDS - 2.25%
  Tri-Continental Corp.                                77,000    $  1,371,370
  Zweig Fund, Inc.                                    176,600         944,810
  Other Closed-End
    Domestic Funds (a)                                                887,765
                                                                 ------------
                                                                    3,203,945
                                                                 ------------
 CONSUMER DISCRETIONARY - 14.55%
  Comcast Corp., Class A +                             31,537         968,186
  Furniture Brands
    International, Inc.                                52,200       1,128,042
  Gildan Activewear Inc.,
    Class A +                                          88,600       2,334,610
  Home Depot, Inc. (The)                               30,600       1,190,340
  United Natural Foods, Inc. +                         57,400       1,743,238
  Wal-Mart Stores, Inc.                                59,800       2,882,360
  Other Consumer
    Discretionary (a)                                              10,436,842
                                                                 ------------
                                                                   20,683,618
                                                                 ------------
 CONSUMER STAPLES - 6.56%
  Altria Group, Inc.                                   29,300       1,894,538
  PepsiCo, Inc.                                        24,800       1,337,464
  Procter & Gamble Co. (The)                           37,600       1,983,400
  Other Consumer Staples (a)                                        4,117,819
                                                                 ------------
                                                                    9,333,221
                                                                 ------------
 ENERGY - 8.41%
  ChevronTexaco Corp.                                  19,330       1,080,934
  Exxon Mobil Corp.                                    80,000       4,597,600
  FMC Technologies, Inc. +                             93,300       2,982,801
  Western Gas Resources, Inc.                          50,800       1,772,920
  Other Energy (a)                                                  1,530,243
                                                                 ------------
                                                                   11,964,498
                                                                 ------------
 FINANCIALS - 19.45%
  Affiliated Managers
    Group, Inc. +                                      30,300       2,070,399
  American International
    Group, Inc.                                        37,531       2,180,551
  Bank of America Corp.                                55,616       2,536,646
  Citigroup Inc.                                       74,300       3,434,889
  First Marblehead
    Corp. (The) +                                      40,700       1,426,942
  Freddie Mac                                          14,500         945,835
  JPMorgan Chase & Co.                                 30,332       1,071,326
  Wachovia Corp.                                       22,600       1,120,960
  Wells Fargo & Co.                                    24,200       1,490,236
  Other Financials (a)                                             11,387,376
                                                                 ------------
                                                                   27,665,160
                                                                 ------------
 HEALTHCARE - 12.27%
  Abbott Laboratories                                  21,000       1,029,210
  Amgen Inc. +                                         18,900       1,142,694
  Cooper Companies,
    Inc. (The)                                         40,500       2,464,830
  Edwards Lifesciences
    Corp. +                                            39,200       1,686,384
  Johnson & Johnson                                    40,900       2,658,500
  Pfizer Inc.                                          99,660       2,748,623
  UnitedHealth Group Inc.                              23,000       1,199,220
  Wyeth                                                19,200         854,400
  Other Healthcare (a)                                              3,658,184
                                                                 ------------
                                                                   17,442,045
                                                                 ------------
 INDUSTRIALS - 10.74%
  General Electric Co.                                122,700       4,251,555
  Shuffle Master, Inc. +                               48,300       1,353,849
  Tyco International Ltd.                              33,397         975,192
  United Parcel Service,
    Inc., Class B                                      16,300       1,127,308
  Other Industrials (a)                                             7,563,111
                                                                 ------------
                                                                   15,271,015
                                                                 ------------


See accompanying notes to financial statements.
2

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares       Value
-----------------------------------------------------------------------------
 INFORMATION TECHNOLOGY - 14.54%
  Cisco Systems, Inc. +                                96,400    $  1,842,204
  Dell Inc. +                                          29,700       1,173,447
  EMC Corp. +                                         212,648       2,915,404
  Fairchild Semiconductor
  International, Inc. +                               180,500       2,662,375
  Intel Corp.                                          65,500       1,706,930
  International Business
    Machines Corp.                                     21,000       1,558,200
  Microsoft Corp.                                     142,100       3,529,764
  Other Information
    Technology (a)                                                  5,293,185
                                                                 ------------
                                                                   20,681,509
                                                                 ------------
 MATERIALS - 5.59%
  Joy Global Inc.                                      60,000       2,015,400
  Packaging Corporation
    of America                                         70,700       1,488,235
  Peabody Energy Corp.                                 34,400       1,790,176
  Steel Dynamics, Inc.                                 61,900       1,624,875
  Other Materials (a)                                               1,029,754
                                                                 ------------
                                                                    7,948,440
                                                                 ------------
 REAL ESTATE INVESTMENT TRUSTS - 0.20%
  Total Real Estate
    Investment Trusts (a)                               4,000         289,960
                                                                 ------------
 TELECOMMUNICATION SERVICES - 2.56%
  Verizon Communications Inc.                          37,100       1,281,805
  Other Telecommunication
    Services (a)                                                    2,350,812
                                                                 ------------
                                                                    3,632,617
                                                                 ------------
 UTILITIES - 2.53%
  Total Utilities (a)                                               3,602,547
                                                                 ------------
 TOTAL EQUITY SECURITIES
  (cost - $120,033,444)                                           141,718,575
                                                                 ------------

                                                    Principal
                                                     Amount
Description                                          (000's)        Value
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.64%
 REPURCHASE AGREEMENTS - 8.64%
  Bear, Stearns & Co. Inc. *
    (Agreement dated 6/30/05
    to be repurchased at
    $12,289,135) (b)                               $   12,288    $ 12,288,052
                                                                 ------------
 TOTAL SHORT-TERM INVESTMENTS
  (cost - $12,288,052)                                             12,288,052
                                                                 ------------
 TOTAL INVESTMENTS - 108.29%
  (cost - $132,321,496)                                           154,006,627
                                                                 ------------
 LIABILITIES IN EXCESS OF
  OTHER ASSETS - (8.29)%                                          (11,795,693)
                                                                 ------------
NET ASSETS - 100.00%                                             $142,210,934
                                                                 ============

----------
+     Non-income producing security.
* Includes investment purchased with cash collateral received for securities on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2005.
(b) At June 30, 2005, the maturity date for all repurchase agreements held was 07/01/05, with interest rates ranging from 1.6875% to 3.375% and collateralized by $12,647,358 in U.S. Treasury Bonds and U.S. Treasury STRIPS.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost $132,321,496)                         $154,006,627
Receivables:
   Dividends                                                           149,052
   Interest                                                              4,957
Prepaid expenses                                                        17,091
                                                                  ------------
Total Assets                                                       154,177,727
                                                                  ------------
LIABILITIES
Payables:
   Upon return of securities loaned                                 11,789,698
   Investment management fees                                          109,268
   Directors' fees                                                      27,929
   Other accrued expenses                                               39,898
                                                                  ------------
Total Liabilities                                                   11,966,793
                                                                  ------------
NET ASSETS (applicable to 24,336,069 shares of common
   stock outstanding)                                             $142,210,934
                                                                  ============
NET ASSET VALUE PER SHARE ($142,210,934 / 24,336,069)             $       5.84
                                                                  ============
NET ASSETS CONSISTS OF
Capital stock, $0.001 par value; 24,336,069 shares
   outstanding (100,000,000 shares authorized)                    $     24,336
Paid-in capital                                                    157,554,682
Cost of 2,239,440 shares repurchased                               (26,999,661)
Distributions in excess of net investment income                    (3,006,837)
Accumulated net realized loss on investments                        (7,046,717)
Net unrealized appreciation in value of investments                 21,685,131
                                                                  ------------
Net assets applicable to shares outstanding                       $142,210,934
                                                                  ============


See accompanying notes to financial statements.
4

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
   Dividends (net of foreign taxes withheld of $203)              $  1,175,217
   Interest                                                             32,265
                                                                  ------------
   Total Investment Income                                           1,207,482
                                                                  ------------
Expenses:
   Investment management fees                                          730,837
   Administration fees                                                  73,060
   Directors' fees                                                      53,556
   Legal and audit fees                                                 33,015
   Accounting fees                                                      20,176
   Printing                                                             18,357
   Custodian fees                                                       14,165
   Transfer agent fees                                                  11,405
   Stock exchange listing fees                                           5,279
   Insurance                                                             2,910
   Miscellaneous                                                         4,240
                                                                  ------------
   Total Expenses                                                      967,000
   Less: Management fee waivers                                        (52,632)
   Less: Fees paid indirectly                                          (26,898)
                                                                  ------------
      Net Expenses                                                     887,470
                                                                  ------------
   Net Investment Income                                               320,012
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain from investments                                  10,159,692
Net change in unrealized appreciation in value of investments      (13,186,065)
                                                                  ------------
Net realized and unrealized loss on investments                     (3,026,373)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (2,706,361)
                                                                  ============


                                 See accompanying notes to financial statements.

CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                              For the Six Months
                                                                                     Ended             For the Year
                                                                                June 30, 2005             Ended
                                                                                  (unaudited)       December 31, 2004
                                                                              ------------------    -----------------
INCREASE/(DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                         $    320,012          $    646,242
   Net realized gain/(loss) from investments                                       10,159,692              (127,914)
   Net change in unrealized appreciation in value of investments                  (13,186,065)           12,198,020
                                                                                 ------------          ------------
      Net increase/(decrease) in net assets resulting from operations              (2,706,361)           12,716,348
                                                                                 ------------          ------------
Dividends and distributions to shareholders:
   Net investment income                                                             (320,012)             (729,442)
   Net realized capital gains                                                      (9,240,930)                   --
   Return-of-capital                                                               (3,006,837)          (13,677,285)
                                                                                 ------------          ------------
      Total dividends and distributions to shareholders                           (12,567,779)          (14,406,727)
                                                                                 ------------          ------------
Capital stock transactions:
   Net assets received in conjunction with Merger Agreement                                --           127,962,525
   Proceeds from 458,366 and 263,935 shares newly issued
      in reinvestment of dividends and distributions, respectively                  2,795,088             1,852,533
                                                                                 ------------          ------------
      Net increase in net assets resulting from capital stock transactions          2,795,088           129,815,058
                                                                                 ------------          ------------
      Total increase/(decrease) in net assets                                     (12,479,052)          128,124,679
                                                                                 ------------          ------------
NET ASSETS
Beginning of period                                                               154,689,986            26,565,307
                                                                                 ------------          ------------
End of period                                                                    $142,210,934          $154,689,986
                                                                                 ============          ============


See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                For the Six
                                               Months Ended                     For the Years Ended December 31,
                                               June 30, 2005      ------------------------------------------------------------
                                                (unaudited)         2004         2003         2002         2001         2000
                                                -----------       --------     --------     --------     --------     --------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period              $   6.48        $   6.90     $   6.41     $   9.20     $  11.31     $  14.95
                                                  --------        --------     --------     --------     --------     --------
Net investment income/(loss) #                        0.01            0.05         0.04        (0.01)       (0.06)       (0.94)
Net realized and unrealized gain/(loss)
   on investments and foreign currency
   related translations                              (0.13)           0.55         1.44        (2.29)       (2.13)       (1.81)
                                                  --------        --------     --------     --------     --------     --------
Net increase/(decrease) in net assets
   resulting from operations                         (0.12)           0.60         1.48        (2.30)       (2.19)       (2.75)
                                                  --------        --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
   Net investment income                             (0.01)          (0.05)       (0.04)          --           --           --
   Net realized gain on investments and
      foreign currency related transactions          (0.38)             --           --           --           --        (1.01)
   Return-of-capital                                 (0.13)          (0.99)       (0.95)       (0.50)          --           --
                                                  --------        --------     --------     --------     --------     --------
Total dividends and distributions to
   shareholders                                      (0.52)          (1.04)       (0.99)       (0.50)          --        (1.01)
                                                  --------        --------     --------     --------     --------     --------
Capital stock transactions:
   Anti-dilutive effect due to capital
      stock repurchased                                 --              --           --         0.02         0.08         0.12
   Anti-dilutive/(dilutive) effect due to
      shares issued in reinvestment of
      dividends and distributions                       --            0.02           --        (0.01)          --           --
                                                  --------        --------     --------     --------     --------     --------
Total capital stock transactions                        --            0.02           --         0.01         0.08         0.12
                                                  --------        --------     --------     --------     --------     --------
Net asset value, end of period                    $   5.84        $   6.48     $   6.90     $   6.41     $   9.20     $  11.31
                                                  ========        ========     ========     ========     ========     ========
Market value, end of period                       $   7.19        $   8.51     $   9.00     $   5.85     $   8.05     $ 10.590
                                                  ========        ========     ========     ========     ========     ========
Total investment return (a)(b)                       (7.98)%          8.38%       77.69%      (20.85)%     (23.98)%     (19.28)%
                                                  ========        ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)           $142,211        $154,690     $ 26,565     $ 24,376     $ 35,256     $ 45,980
Ratio of expenses to average net assets,
   net of fee waivers, if any (c)                     1.21%(e)        1.28%        1.20%        1.80%        1.77%        1.72%
Ratio of expenses to average net assets,
   excluding fee waivers, if any (d)                  1.31%(e)        1.50%        1.59%        2.17%        2.11%        1.83%
Ratio of expenses to average net assets,
   net of fee waivers, if any (d)                     1.24%(e)        1.36%        1.25%        1.86%        1.95%        1.72%
Ratio of net investment income/(loss) to
   average net assets                                 0.43%(e)        0.73%        0.68%       (0.13)%      (0.64)%      (1.12)%
Portfolio turnover rate                               4.71%          39.05%       11.88%       29.63%       59.83%       28.26%

----------
#     Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b) For the year ended December 31, 2000, the Fund paid federal taxes on realized long-term capital gains. Total investment return, assuming reinvestment of distributions and federal taxes paid on long-term capital gains, is (13.88)%.
(c)   Expenses are net of fees paid indirectly.
(d)   Expenses exclude the reduction for fees paid indirectly.
(e)   Annualized.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. On June 25, 2004, the Fund consummated tax-free mergers with Progressive Return Fund, Inc. ("PGF") and Investors First Fund, Inc. ("MGC") (collectively, the "Predecessor Funds"). Pursuant to the terms of the agreements governing the mergers, each share of common stock of the Predecessor Funds was converted into an equivalent dollar amount of full shares of common stock of the Fund, based on the net asset values of the Fund, MGC and PGF as of June 25, 2004 ($6.47, $10.42 and $20.96, respectively), resulting in a conversion ratio of 1.6094 and 3.2378 shares of the Fund for each share of MGC and PGF, respectively. This resulted in the issuance of 15,955,350 and 3,808,891 Fund shares for MGC and PGF, respectively. Cash was paid in lieu of fractional shares. Net assets of the Fund, MGC and PGF as of the merger date were $25,105,399, $103,302,250 and $24,660,275, including unrealized appreciation/(depreciation) of $2,516,413, $23,078,675 and $(2,519,953), respectively. In addition, PGF's net assets included undistributed capital losses of $13,754,555. Total net assets after the merger were $153,067,924.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities will be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it will be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value will be the most recent bid, and if there is no bid, the security will be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value will be the mean of the highest bid and lowest ask. If there is only one dealer, then the value will be the mean if bid and ask are available, otherwise the value will be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At June 30, 2005, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of it a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Cornerstone has voluntarily agreed to continue to waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.10% of average net assets calculated monthly. For the six months ended June 30, 2005, Cornerstone earned $730,837 for investment management services, of which it waived $52,632. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $26,898 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid approximately $24,088 for the six months ended June 30, 2005 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas R. Westle, partner of Blank, serves as Secretary of the Fund.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE C. INVESTMENT IN SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term investments, were $6,923,530 and $16,397,156 respectively.

NOTE D. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. For the six months ended June 30, 2005, the Fund had no repurchases. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 10% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at June 30, 2005, was $11,488,760.

During the six months ended June 30, 2005, the Fund earned $16,694 in securities lending income which is included under the caption INTEREST in the Statement of Operations.

NOTE F. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, 2004 for the Fund were as follows:

      ORDINARY INCOME           RETURN-OF-CAPITAL
      ---------------           -----------------
          $729,442                 $13,677,285

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2004, the Fund incurred and elected to defer net realized losses from investments of $73,676.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

At December 31, 2004, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $7,891,803 of which $1,587,987 expires in 2007, $3,559,173 expires in 2008, $1,281,365 expires in 2009, $693,207 expires in 2010, $635,700 expires in 2011 and $134,371 expires in 2012.

At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $132,321,496, $28,615,041, $(6,929,910) and $21,685,131, respectively.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On May 10, 2005, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon:

    (1) To approve the re-election of two Class I Directors until the year 2008 Annual Meeting.

            NAME OF CLASS I DIRECTORS           FOR         WITHHOLD
            -------------------------           ---         --------
            Ralph W. Bradshaw               22,986,107       190,879
            Edwin Meese III                 22,894,990       281,996

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Shareholders who have shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877) 248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of the Fund over the five trading days preceding the payment of such distribution, or (ii) the net asset value of the Fund as last determined prior to such payment date.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Distributions other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Distributions will be paid by the

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

Fund. Each participant's account will be charged a pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Distributions.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Distributions will not relieve participants of any income tax that may be payable on such Distributions. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Distributions are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Distributions after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of the Cornerstone Strategic Value Fund, Inc.(the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 25, 2005.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment company advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager and its investment process and policies, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the current premium of the Fund's market price to its net asset value. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.10% of average net assets calculated monthly. The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment company advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the investment management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Manager's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable closed-end funds. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30, 2005 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o     by calling (212) 272-3550;
      o on the website of the Securities and Exchange Commission, http://www.sec.gov.

The report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund - Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "CornerStrt" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnStrat." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.


--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
--------------------------------------------------------------------------------

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw                   Chairman of the Board of
                                      Directors and President
William A. Clark                    Director and Vice President
Thomas H. Lenagh                    Director
Edwin Meese III                     Director
Scott B. Rogers                     Director
Andrew A. Strauss                   Director
Glenn W. Wilcox, Sr.                Director
Gary A. Bentz                       Chief Compliance Officer
Thomas R. Westle                    Secretary
Jodi B. Levine                      Treasurer

                                    STOCK TRANSFER AGENT
INVESTMENT MANAGER                    AND REGISTRAR
Cornerstone Advisors, Inc.          American Stock Transfer &
One West Pack Square                  Trust Co.
Suite 1650                          59 Maiden Lane
Asheville, NC 28801                 New York, NY 10038

                                    INDEPENDENT REGISTERED
ADMINISTRATOR                         PUBLIC ACCOUNTING FIRM
Bear Stearns Funds                  Tait, Weller & Baker
Management Inc.                     1818 Market Street
383 Madison Avenue                  Suite 2400
New York, NY 10179                  Philadelphia, PA 19103

CUSTODIAN                           LEGAL COUNSEL
Custodial Trust Company             Blank Rome LLP
101 Carnegie Center                 405 Lexington Avenue
Princeton, NJ 08540                 New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.

                                    [GRAPHIC]
                                    AMERICAN
                                 STOCK EXCHANGE(R)
                                     LISTED
                                       CLM (TM)

ITEM 2. CODE OF ETHICS.

      This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NO. OF
DESCRIPTION                                             SHARES        VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.65%
   CLOSED-END DOMESTIC FUNDS - 2.25%
      Adams Express Co.                                 49,500    $    637,065
      General American Investors Company, Inc.           3,000          96,000
      Salomon Brothers Fund, Inc. (The)                 11,900         154,700
      Tri-Continental Corp.                             77,000       1,371,370
      Zweig Fund, Inc. (The)                           176,600         944,810
                                                                  ------------
                                                                     3,203,945
                                                                  ------------
   CONSUMER DISCRETIONARY - 14.55%
      Bed Bath & Beyond Inc. +                           4,200         175,476
      Best Buy Co., Inc.                                 4,750         325,612
      Carnival Corp.                                    11,800         643,690
      Circuit City Stores, Inc.                          1,000          17,290
      Clear Channel Communications, Inc.                 8,800         272,184
      Comcast Corp., Class A +                          31,537         968,186
      Costco Wholesale Corp.                             6,500         291,330
      CVS Corp.                                          5,000         145,350
      Delphi Corporation                                 7,600          35,340
      Eastman Kodak Co.                                  1,400          37,590
      Federated Department Stores, Inc.                  1,000          73,280
      Ford Motor Company                                26,300         269,312
      Fortune Brands, Inc.                               1,000          88,800
      Furniture Brands International, Inc.              52,200       1,128,042
      Gannett Co., Inc.                                  2,000         142,260
      Gap, Inc. (The)                                   12,200         240,950
      General Motors Corp.                               6,500         221,000
      Gildan Activewear Inc., Class A +                 88,600       2,334,610
      Goodyear Tire & Rubber Company (The) +             4,500          67,050
      Harley-Davidson, Inc.                              4,400         218,240
      Hilton Hotels Corp.                                3,200          76,320
      Home Depot, Inc. (The)                            30,600       1,190,340
      J.C. Penney Company, Inc.                          4,500         236,610
      Kohl's Corp. +                                     5,000         279,550
      Lowe's Companies, Inc.                            11,200         652,064
      Marriott International, Inc., Class A              2,100         143,262
      Mattel, Inc.                                       5,500         100,650
      May Department Stores Co.                          4,900         196,784
      McDonald's Corp.                                  17,600         488,400
      Monsanto Co.                                         580          36,465
      News Corporation, Class A                         30,000         485,400
      NIKE, Inc., Class B                                2,300         199,180
      Omnicom Group Inc.                                 4,100         327,426
      Reebok International Ltd.                          1,500          62,745
      Rockwell Automation, Inc.                          2,500         121,775
      Sears Holdings Corp. +                               503          75,385
      Staples, Inc.                                     10,800         230,256
      Starbucks Corp. +                                  5,400         278,964
      Target Corporation                                11,800         642,038

      Time Warner Inc. +                                41,000         685,110
      TJX Companies, Inc. (The)                          7,000         170,450
      Toys "R" Us, Inc. +                                1,000          26,480
      United Natural Foods, Inc. +                      57,400       1,743,238
      Viacom Inc., non-voting Class B                   23,900         765,278
      Wal-Mart Stores, Inc.                             59,800       2,882,360
      Walt Disney Co. (The)                             29,200         735,256
      Yum! Brands, Inc.                                  3,000         156,240
                                                                  ------------
                                                                    20,683,618
                                                                  ------------
   CONSUMER STAPLES - 6.56%
      Altria Group, Inc.                                29,300       1,894,538
      Anheuser-Busch Companies, Inc.                     8,700         398,025
      Archer Daniels Midland Company                     5,460         116,735
      Campbell Soup Company                              2,000          61,540
      Coca-Cola Co. (The)                               15,500         647,125
      Coca-Cola Enterprises Inc.                         6,500         143,065
      Colgate-Palmolive Company                          2,100         104,811
      ConAgra Foods, Inc.                                4,400         101,904
      General Mills, Inc.                                2,500         116,975
      Gillette Company (The)                            12,600         637,938
      H.J. Heinz Co.                                     1,600          56,672
      Kimberly-Clark Corporation                         6,900         431,871
      Kroger Co. (The) +                                 4,800          91,344
      Pepsi Bottling Group, Inc. (The)                   4,000         114,440
      PepsiCo, Inc.                                     24,800       1,337,464
      Procter & Gamble Co. (The)                        37,600       1,983,400
      Sara Lee Corp.                                    11,500         227,815
      Sysco Corp.                                        5,800         209,902
      Walgreen Co.                                      14,300         657,657
                                                                  ------------
                                                                     9,333,221
                                                                  ------------
   ENERGY - 8.41%
      Anadarko Petroleum Corp.                             900          73,935
      Baker Hughes Inc.                                  1,100          56,276
      CenterPoint Energy, Inc.                           3,900          51,519
      ChevronTexaco Corp.                               19,330       1,080,934
      ConocoPhillips                                    12,474         717,130
      Exxon Mobil Corp.                                 80,000       4,597,600
      FMC Technologies, Inc. +                          93,300       2,982,801
      Marathon Oil Corp.                                 1,500          80,055
      Occidental Petroleum Corp.                         4,000         307,720
      Reliant Energy Inc. +                              1,104          13,668
      Schlumberger Ltd.                                  2,000         151,880
      Unocal Corp.                                       1,200          78,060
      Western Gas Resources, Inc.                       50,800       1,772,920
                                                                  ------------
                                                                    11,964,498
                                                                  ------------
   FINANCIALS - 19.45%
      Aetna Inc.                                         6,000         496,920
      Affiliated Managers Group, Inc. +                 30,300       2,070,399
      AFLAC Inc.                                         7,000         302,960
      Allstate Corp. (The)                               9,300         555,675
      American Express Company                          15,600         830,388
      American International Group, Inc.                37,531       2,180,551
      Aon Corporation                                    4,900         122,696
      Bank of America Corp.                             55,616       2,536,646
      Bank of New York Co., Inc. (The)                   8,400         241,752

      Charles Schwab Corporation (The)                  12,000         135,360
      Citigroup Inc.                                    74,300       3,434,889
      Fannie Mae                                        13,000         759,200
      Fifth Third Bancorp                                9,000         370,890
      First Marblehead Corp. (The) +                    40,700       1,426,942
      Franklin Resources, Inc.                           3,700         284,826
      Freddie Mac                                       14,500         945,835
      Goldman Sachs Group, Inc. (The)                    7,300         744,746
      Hartford Financial Services Group, Inc. (The)      6,000         448,680
      JPMorgan Chase & Co.                              30,332       1,071,326
      Lehman Brothers Holding Inc.                       3,600         357,408
      Manulife Financial Corp.                           2,963         141,661
      Marsh & McLennan Companies, Inc.                   4,100         113,570
      MBNA Corp.                                        12,600         329,616
      Merrill Lynch & Co., Inc.                         10,700         588,607
      MetLife, Inc.                                     10,200         458,388
      Morgan Stanley                                    15,500         813,285
      National City Corp.                                9,700         330,964
      Northern Trust Corp.                               3,500         159,565
      Piper Jaffray Companies, Inc. +                      104           3,165
      PNC Financial Services Group, Inc.                 4,100         223,286
      Prudential Financial, Inc.                         8,200         538,412
      St. Paul Travelers Companies, Inc. (The)           9,476         374,586
      State Street Corp.                                 3,500         168,875
      SunTrust Banks, Inc.                               3,600         260,064
      U.S. Bancorp                                      25,401         741,709
      UnumProvident Corp.                                1,100          20,152
      Wachovia Corp.                                    22,600       1,120,960
      Washington Mutual, Inc.                           11,550         469,970
      Wells Fargo & Co.                                 24,200       1,490,236
                                                                  ------------
                                                                    27,665,160
                                                                  ------------
   HEALTHCARE - 12.27%
      Abbott Laboratories                               21,000       1,029,210
      Amgen Inc. +                                      18,900       1,142,694
      Becton, Dickinson & Co.                            3,900         204,633
      Biogen Idec Inc.                                   3,000         103,350
      Boston Scientific Corp. +                         12,300         332,100
      Bristol-Myers Squibb Co.                          10,500         262,290
      Cardinal Health, Inc.                              5,450         313,811
      Caremark Rx, Inc. +                                6,500         289,380
      Cooper Companies, Inc. (The)                      40,500       2,464,830
      Edwards Lifesciences Corp. +                      39,200       1,686,384
      Eli Lilly & Co.                                   14,500         807,795
      Guidant Corp.                                      1,400          94,220
      HCA, Inc.                                          3,500         198,345
      Hospira, Inc. +                                      700          27,300
      Johnson & Johnson                                 40,900       2,658,500
      McKesson Corp.                                     2,300         103,017
      Medco Health Solutions, Inc. +                     1,687          90,018
      Medtronic, Inc.                                    1,500          77,685
      Merck & Co. Inc.                                  20,500         631,400
      Pfizer Inc.                                       99,660       2,748,623
      Schering-Plough Corp.                              5,000          95,300
      Tenet Healthcare Corp. +                           2,250          27,540
      United Health Group Inc.                          23,000       1,199,220
      Wyeth                                             19,200         854,400
                                                                  ------------
                                                                    17,442,045
                                                                  ------------

   INDUSTRIALS - 10.74%
      3M Co.                                            10,400         751,920
      Automatic Data Processing, Inc.                    4,900         205,653
      Boeing Company (The)                              11,700         772,200
      Caterpillar Inc.                                   2,900         276,399
      Cendant Corp.                                     14,000         313,180
      CSX Corp.                                          1,000          42,660
      Emerson Electric Co.                               3,500         219,205
      FedEx Corp.                                        4,500         364,545
      General Dynamics Corp.                             3,100         339,574
      General Electric Co.                             122,700       4,251,555
      Heartland Express, Inc.                           40,435         785,652
      Honeywell International Inc.                      12,500         457,875
      Illinois Tool Works Inc.                           2,400         191,232
      IMS Health Inc.                                    1,400          34,678
      Lockheed Martin Corp.                              4,000         259,480
      Masco Corp.                                        4,200         133,392
      Northrop Grumman Corp.                             5,000         276,250
      Paychex, Inc.                                      4,200         136,668
      PHH Corp. +                                          700          18,004
      Shuffle Master, Inc. +                            48,300       1,353,849
      Southwest Airlines Co.                             6,450          89,848
      Transocean Inc. +                                  2,500         134,925
      Tyco International Ltd.                           33,397         975,192
      Union Pacific Corp.                                2,000         129,600
      United Parcel Service, Inc., Class B              16,300       1,127,308
      United Technologies Corp.                         14,400         739,440
      Waste Management, Inc.                             4,200         119,028
      Yellow Roadway Corp. +                            15,191         771,703
                                                                  ------------
                                                                    15,271,015
                                                                  ------------
   INFORMATION TECHNOLOGY - 14.54%
      Adobe Systems Inc.                                 2,200          62,964
      Agere Systems, Inc. +                                 24             288
      Altera Corp. +                                     3,400          67,388
      Analog Devices, Inc.                               2,700         100,737
      Apple Computer, Inc. +                             3,000         110,430
      Applied Materials, Inc.                            7,800         126,204
      CACI International Inc., Class A +                 9,800         618,968
      Cisco Systems, Inc. +                             96,400       1,842,204
      Corning Inc. +                                     8,000         132,960
      Dell Inc. +                                       29,700       1,173,447
      eBay, Inc. +                                      19,000         627,190
      Electronic Arts Inc. +                             2,000         113,220
      Electronic Data Systems Corp.                      1,000          19,250
      EMC Corp. +                                      212,648       2,915,404
      Fairchild Semiconductor International, Inc. +    180,500       2,662,375
      First Data Corporation                             7,324         293,985
      Freescale Semiconductor Inc., Class B +            1,512          32,024
      Hewlett-Packard Co.                               27,900         655,929
      Intel Corp.                                       65,500       1,706,930
      International Business Machines Corp.             21,000       1,558,200
      Linear Technology Corp.                            2,500          91,725
      Maxim Integrated Products, Inc.                    2,300          87,883
      Micron Technology, Inc. +                          2,500          25,525

      Microsoft Corp.                                  142,100       3,529,764
      Motorola, Inc.                                    25,700         469,282
      Oracle Corp. +                                    26,100         344,520
      QUALCOMM Inc.                                     17,000         561,170
      Sanmina-SCI Corp. +                                5,500          30,085
      Siebel Systems, Inc.                               2,500          22,250
      Solectron Corp. +                                  3,000          11,370
      Sun Microsystems, Inc. +                           7,500          27,975
      Symantec Corp. +                                  10,000         217,400
      Texas Instruments Inc.                             4,900         137,543
      Yahoo! Inc. +                                      8,800         304,920
                                                                  ------------
                                                                    20,681,509
                                                                  ------------
   MATERIALS - 5.59%
      Air Products & Chemicals, Inc.                     1,000          60,300
      Alcoa Inc.                                         4,200         109,746
      Dow Chemical Co. (The)                             5,400         240,462
      E.I. du Pont de Nemours & Co.                      3,800         163,438
      Georgia-Pacific Corporation                        2,000          63,600
      International Paper Co.                            4,500         135,945
      Joy Global Inc.                                   60,000       2,015,400
      Neenah Paper, Inc.                                   209           6,473
      Packaging Corporation of America                  70,700       1,488,235
      Peabody Energy Corp.                              34,400       1,790,176
      Praxair, Inc.                                      3,000         139,800
      Rohm & Haas Co.                                    1,000          46,340
      Steel Dynamics, Inc.                              61,900       1,624,875
      Weyerhaeuser Co.                                   1,000          63,650
                                                                  ------------
                                                                     7,948,440
                                                                  ------------
   REAL ESTATE INVESTMENT TRUSTS - 0.20%
      Simon Property Group, Inc.                         4,000         289,960
                                                                  ------------

   TELECOMMUNICATIONS SERVICES - 2.56%
      ALLTEL Corporation                                 4,000         249,120
      AT&T Corp.                                         9,320         177,453
      BellSouth Corporation                             14,000         371,980
      Lucent Technologies Inc. +                        10,700          31,137
      Nextel Communications, Inc., Class A +            15,500         500,805
      SBC Communications Inc.                           23,100         548,625
      Sprint Corp.                                      18,800         471,692
      Verizon Communications Inc.                       37,100       1,281,805
                                                                  ------------
                                                                     3,632,617
                                                                  ------------
   UTILITIES - 2.53%
      American Electric Power Co., Inc.                  2,700          99,549
      Dominion Resources, Inc.                           7,100         521,069
      Duke Energy Corp.                                 13,300         395,409
      Edison International                               4,000         162,200
      Exelon Corp.                                      11,000         564,630
      FirstEnergy Corp.                                  5,000         240,550
      FPL Group, Inc.                                    7,000         294,420
      Progress Energy, Inc.                              3,500         158,340
      Public Service Enterprises Group Inc.              1,000          60,820
      Scottish Power plc, ADR                            4,000         142,400
      Southern Co. (The)                                11,900         412,573
      TXU Corp.                                          4,700         390,523
      Xcel Energy, Inc.                                  8,200         160,064
                                                                  ------------
                                                                     3,602,547
                                                                  ------------

TOTAL EQUITY SECURITIES                                            141,718,575
   (cost - $120,033,444)                                          ------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000'S)
                                                       -------
SHORT-TERM INVESTMENTS - 8.64%
   REPURCHASE AGREEMENTS - 8.64%

      Bear, Stearns & Co. Inc. * **                   $ 10,475      10,475,207

      (Agreement dated 6/30/05 to be repurchased at $10,476,189), 3.375%, 07/01/05, collateralized by $10,780,823 in U.S.
      Treasuries

      Bear, Stearns & Co. Inc. * **                      1,314       1,314,491

      (Agreement dated 6/30/05 to be repurchased at $1,314,553), 1.6875%, 07/01/05, collateralized by $1,353,669 in U.S.
      Treasury Bonds

      Bear, Stearns & Co. Inc.                             498         498,354

      (Agreement dated 6/30/05 to be repurchased at $498,393), 2.80%, 07/01/05, collateralized by $512,866 in U.S. Treasury Bonds

TOTAL SHORT-TERM INVESTMENTS                                        12,288,052
   (cost - $12,288,052)                                           ------------

TOTAL INVESTMENTS - 108.29%                                        154,006,627
   (cost - $132,321,496)                                          ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.29)%                    (11,795,693)
                                                                  ------------
NET ASSETS - 100.00%                                              $142,210,934
                                                                  ============

----------
+     Non-income producing security.
*     Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with collateral received for securities on loan.
ADR   American Depositary Receipts


See accompanying notes to financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANIES AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated April 7, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) At a date within 90 days from the filing date of this report, the principal executive officer and the principal financial officer concluded that that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3 (b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2)The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

      (a)(3) Not applicable.

      (b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cornerstone Strategic Value Fund, Inc.

By: /s/ Ralph W. Bradshaw
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  September 8, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Strategic Value Fund, Inc.


By: /s/ Ralph W. Bradshaw
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  September 8, 2005


By: /s/ Jodi B. Levine
    ------------------
Name:  Jodi B. Levine
Title: Principal Financial Officer
Date:  September 8, 2005